Quarterly Holdings Report
for
Fidelity® California Limited Term Tax-Free Bond Fund
May 31, 2026
CSI-NPRT1-0726
1.832123.120
Municipal Securities - 99.3%
	Principal Amount (a)	Value ($)
California - 98.1%
Education - 6.2%
CA Mun Fin Auth Student Hsg Rev (Chf Riverside Proj.) 5% 5/15/2027	750,000	763,446
CA Mun Fin Auth Student Hsg Rev (Chf Uc Davis Proj.) 5% 5/15/2027	3,000,000	3,056,062
CA Mun Fin Auth Student Hsg Rev (Chf-Davis II LLC Proj.) Series 2021, 5% 5/15/2027 (Build America Mutual Assurance Co Insured)	470,000	479,328
CA Mun Fin Auth Student Hsg Rev (Chf-Davis II LLC Proj.) Series 2021, 5% 5/15/2028 (Build America Mutual Assurance Co Insured)	375,000	390,485
CA Mun Fin Auth Student Hsg Rev (Chf-Davis II LLC Proj.) Series 2021, 5% 5/15/2029 (Build America Mutual Assurance Co Insured)	400,000	424,436
CA Mun Fin Auth Student Hsg Rev (Chf-Davis II LLC Proj.) Series 2021, 5% 5/15/2030 (Build America Mutual Assurance Co Insured)	500,000	539,102
California Edl Facs Auth Rev (Pomona College Proj.) 0% 7/1/2028 (d)	400,000	379,139
California Educational Facilities Authority (Chapman University, CA Proj.) Series 2021 A, 5% 4/1/2027	475,000	484,946
California Educational Facilities Authority (Chapman University, CA Proj.) Series 2021 A, 5% 4/1/2028	375,000	392,367
California Mun Fin Auth Rev (Biola Univeristy Inc Proj.) Series 2017, 5% 10/1/2026	355,000	357,184
California Mun Fin Auth Rev (California Baptist Univ Proj.) Series 2016 A, 4% 11/1/2026 (b)	250,000	249,595
California Mun Fin Auth Rev (University of LA Verne Proj.) 5% 6/1/2028	390,000	396,562
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2026	300,000	301,565
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2027	1,285,000	1,311,048
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2028	2,000,000	2,087,856
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2029	3,000,000	3,191,364
California St Univ Rev Series 2016 B 1, 1.6% tender 11/1/2047 (c)	5,525,000	5,490,259
California St Univ Rev Series 2016B 3, 3.125% tender 11/1/2051 (c)	6,000,000	5,989,929
California Statewide Communities Development Authority (University of Southern California Proj.) Series 2018, 5% 1/1/2027	1,900,000	1,926,748
Fullerton Public Financing Authority (Marshall B Ketchum Univ Proj.) 4% 2/1/2027	230,000	231,828
Fullerton Public Financing Authority (Marshall B Ketchum Univ Proj.) 4% 2/1/2028	230,000	234,909
Fullerton Public Financing Authority (Marshall B Ketchum Univ Proj.) 4% 2/1/2030	385,000	400,662
University CA Revs Series 2023 BM, 5% 5/15/2028	3,000,000	3,152,987
University CA Revs Series 2023 BM, 5% 5/15/2029	2,350,000	2,517,717
University CA Revs Series 2023 BN, 5% 5/15/2029	5,000,000	5,356,847
TOTAL EDUCATION		40,106,371
Electric Utilities - 6.5%
Los Angeles CA Wtr & Pwr Rev Series 2018 A, 5% 7/1/2030	580,000	598,515
Los Angeles CA Wtr & Pwr Rev Series 2019A, 5% 7/1/2028	770,000	803,602
Los Angeles CA Wtr & Pwr Rev Series 2022 B, 5% 7/1/2029	500,000	531,441
Los Angeles CA Wtr & Pwr Rev Series 2022 B, 5% 7/1/2031	2,335,000	2,555,626
Los Angeles CA Wtr & Pwr Rev Series 2022 B, 5% 7/1/2032	195,000	215,938
Los Angeles CA Wtr & Pwr Rev Series 2023 A, 5% 7/1/2032	285,000	315,603
Los Angeles CA Wtr & Pwr Rev Series 2023 D, 5% 7/1/2027	500,000	512,896
Los Angeles CA Wtr & Pwr Rev Series 2023E, 5% 7/1/2031	1,910,000	2,090,469
Los Angeles CA Wtr & Pwr Rev Series 2024 E, 5% 7/1/2028	250,000	260,909
Los Angeles CA Wtr & Pwr Rev Series 2024 E, 5% 7/1/2031	1,190,000	1,302,439
Los Angeles CA Wtr & Pwr Rev Series 2024A, 5% 7/1/2029	725,000	770,589
Los Angeles CA Wtr & Pwr Rev Series 2024A, 5% 7/1/2035	125,000	139,276
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5% 7/1/2030	1,000,000	1,080,673
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5% 7/1/2031	1,500,000	1,641,729
Los Angeles CA Wtr & Pwr Rev Series 2025 B, 5% 7/1/2030	4,000,000	4,322,691
Los Angeles CA Wtr & Pwr Rev Series 2025 D, 5% 7/1/2031	1,110,000	1,214,880
Los Angeles CA Wtr & Pwr Rev Series 2025 D, 5% 7/1/2032	1,900,000	2,104,017
Middle Fork Project Finance Authority 5% 4/1/2030	1,200,000	1,274,653
Middle Fork Project Finance Authority Series 2020, 5% 4/1/2028	3,350,000	3,456,893
Sacramento CA Muni Util Dist Elec Rev Series 2023D, 5% tender 8/15/2049 (c)	6,000,000	6,570,829
Santa Clara CA Elec Rev Series 2024A, 5% 7/1/2032	1,200,000	1,363,653
Santa Clara CA Elec Rev Series 2024A, 5% 7/1/2033	600,000	691,033
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern Ca Pub Pwr Auth Proj.) Series 2025 2, 5% tender 7/1/2053 (c)	5,000,000	5,233,001
Vernon Calif Elec Sys Rev Series 2021 A, 5% 4/1/2028	1,500,000	1,548,003
Vernon Calif Elec Sys Rev Series 2022A, 5% 8/1/2026	600,000	601,996
Vernon Calif Elec Sys Rev Series 2022A, 5% 8/1/2029	1,055,000	1,121,189
TOTAL ELECTRIC UTILITIES		42,322,543
Escrowed/Pre-Refunded - 2.3%
California St Pub Wks Brd Lse Series B, 5% 10/1/2026 (Escrowed to Maturity)	20,000	20,164
Golden State Tobacco Securitization Corp. Tobacco Settlement 0% 6/1/2026 (Escrowed to Maturity) (d)	500,000	500,000
Golden State Tobacco Securitization Corp. Tobacco Settlement 0% 6/1/2027 (Escrowed to Maturity) (d)	5,000,000	4,880,133
Golden State Tobacco Securitization Corp. Tobacco Settlement 5% 6/1/2026	500,000	500,000
Golden State Tobacco Securitization Corp. Tobacco Settlement 5% 6/1/2028 (Pre-refunded to 6/1/2027 at 100)	1,805,000	1,850,587
Los Angeles CA Uni Sch Dist Cp 5% 10/1/2029 (Escrowed to Maturity)	2,825,000	3,062,219
Los Angeles CA Uni Sch Dist Cp 5% 10/1/2030 (Escrowed to Maturity)	2,975,000	3,290,076
San Diego CA Uni Sch Dist Series 2009 1, 0% 7/1/2030 (Escrowed to Maturity) (d)	1,050,000	937,091
TOTAL ESCROWED/PRE-REFUNDED		15,040,270
General Obligations - 55.9%
Acton-Agua Dulce Uni Sch Dist Calif 0% 8/1/2032 (Assured Guaranty Inc Insured) (d)	1,795,000	1,486,236
Anaheim Calif City Sch Dist 0% 8/1/2029 (d)	875,000	798,162
Antelope Valley CA Cmnty College Dist Gen. Oblig. Series 2026, 5% 8/1/2031	1,015,000	1,117,160
Azusa Calif Uni Sch Dist Series 2002, 0% 7/1/2026 (Assured Guaranty Inc Insured) (d)	1,125,000	1,122,412
California Community Choice Financing Authority 5% 12/1/2027 (Athene Annuity and Life Co Guaranteed)	180,000	182,492
California Community Choice Financing Authority 5% 12/1/2028 (Athene Annuity and Life Co Guaranteed)	240,000	245,157
California Community Choice Financing Authority 5% 12/1/2029 (Athene Annuity and Life Co Guaranteed)	240,000	246,057
California Community Choice Financing Authority 5% 12/1/2030 (Athene Annuity and Life Co Guaranteed)	290,000	297,514
California Community Choice Financing Authority 5% 12/1/2031 (Athene Annuity and Life Co Guaranteed)	325,000	332,993
California Community Choice Financing Authority 5% 12/1/2032 (Athene Annuity and Life Co Guaranteed)	545,000	558,626
California Community Choice Financing Authority 5% tender 1/1/2055 (Athene Annuity and Life Co Guaranteed) (c)	8,955,000	9,213,285
California Community Choice Financing Authority 5% tender 2/1/2055 (Morgan Stanley Guaranteed) (c)	7,500,000	7,968,497
California Community Choice Financing Authority 5% tender 2/1/2055 (Royal Bank of Canada Guaranteed) (c)	5,510,000	5,965,103
California Community Choice Financing Authority 5.25% tender 11/1/2054 (Goldman Sachs Group Inc/The Guaranteed) (c)	11,665,000	12,325,069
California Community Choice Financing Authority Series 2023 F, 5.5% tender 10/1/2054 (National Bank of Canada Guaranteed) (c)	1,145,000	1,244,786
California Community Choice Financing Authority Series 2024 A 1, 5% tender 5/1/2054 (Morgan Stanley Guaranteed) (c)	5,555,000	5,890,699
California Community Choice Financing Authority Series 2024 H, 5% tender 1/1/2056 (New York Life Insurance Co Guaranteed) (c)	2,365,000	2,561,842
California Community Choice Financing Authority Series 2024C, 5% tender 8/1/2055 (American General Life Insurance Co Guaranteed) (c)	3,000,000	3,126,398
California Community Choice Financing Authority Series 2024G, 5% tender 11/1/2055 (Athene Annuity and Life Co Guaranteed) (c)	3,815,000	3,921,964
California Community Choice Financing Authority Series 2025 E, 5% 5/1/2034 (Bank of Nova Scotia/The Guaranteed)	230,000	249,179
California Community Choice Financing Authority Series 2025 E, 5% 5/1/2035 (Bank of Nova Scotia/The Guaranteed)	205,000	222,316
California Community Choice Financing Authority Series 2025 E, 5% tender 10/1/2056 (Bank of Nova Scotia/The Guaranteed) (c)	2,790,000	3,015,265
California Community Choice Financing Authority Series 2025 F, 5% 11/1/2033 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	5,465,000	5,906,819
California Community Choice Financing Authority Series 2025B, 5% 11/1/2029 (Pacific Life Insurance Co Guaranteed)	450,000	472,966
California Community Choice Financing Authority Series 2025B, 5% 11/1/2030 (Pacific Life Insurance Co Guaranteed)	650,000	688,915
California Community Choice Financing Authority Series 2025B, 5% 11/1/2031 (Pacific Life Insurance Co Guaranteed)	1,550,000	1,645,336
California Community Choice Financing Authority Series 2025C, 5% 10/1/2030 (American General Life Insurance Co Guaranteed)	1,770,000	1,843,433
California Community Choice Financing Authority Series 2025C, 5% 10/1/2031 (American General Life Insurance Co Guaranteed)	6,835,000	7,147,030
California Community Choice Financing Authority Series 2025C, 5% 4/1/2031 (American General Life Insurance Co Guaranteed)	3,000,000	3,130,009
California Community Choice Financing Authority Series 2025D, 5% 7/1/2031 (Forethought Life Insurance Co Guaranteed)	3,890,000	4,010,960
California Community Choice Financing Authority Series 2026A 1, 5% tender 4/1/2056 (Morgan Stanley Guaranteed) (c)	7,540,000	8,140,063
California Community Choice Financing Authority Series 2026D, 5% 2/1/2031 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	7,000,000	7,429,044
California Mun Fin Auth Lease Rev (Orange County CA Proj.) Series 2017A, 5% 6/1/2030	2,650,000	2,716,547
California St Pub Wks Brd Lse (State of California Proj.) Series B, 5% 10/1/2026	325,000	327,694
California St Pub Wks Brd Lse 5% 8/1/2027	5,165,000	5,318,903
California St Pub Wks Brd Lse 5% 8/1/2028	3,175,000	3,342,297
California St Pub Wks Brd Lse Series 2016D, 5% 4/1/2028	4,635,000	4,674,843
California St Pub Wks Brd Lse Series 2021 D, 5% 11/1/2027	3,555,000	3,683,718
California St Pub Wks Brd Lse Series 2021 D, 5% 11/1/2028	3,745,000	3,963,890
California St Pub Wks Brd Lse Series 2023B, 5% 12/1/2029	5,000,000	5,412,248
California St Pub Wks Brd Lse Series 2025 C, 5% 11/1/2032	2,500,000	2,829,978
Centinela Valley CA Uni High Sch Dst Series 2026, 5% 8/1/2028 (Assured Guaranty Inc Insured), (Assured Guaranty Municipal Corp Insured)	1,000,000	1,055,252
Centinela Valley CA Uni High Sch Dst Series 2026, 5% 8/1/2029 (Assured Guaranty Inc Insured), (Assured Guaranty Municipal Corp Insured)	1,000,000	1,078,956
Centinela Valley CA Uni High Sch Dst Series 2026, 5% 8/1/2030 (Assured Guaranty Inc Insured), (Assured Guaranty Municipal Corp Insured)	1,000,000	1,101,033
Centinela Valley CA Uni High Sch Dst Series 2026, 5% 8/1/2031 (Assured Guaranty Inc Insured), (Assured Guaranty Municipal Corp Insured)	1,275,000	1,424,867
Centinela Valley CA Uni High Sch Dst Series 2026, 5% 8/1/2032 (Assured Guaranty Inc Insured), (Assured Guaranty Municipal Corp Insured)	1,600,000	1,811,963
Central Valley Energy Authority Series 2026, 5% 8/1/2029 (Goldman Sachs Group Inc/The Guaranteed)	270,000	281,485
Central Valley Energy Authority Series 2026, 5% 8/1/2030 (Goldman Sachs Group Inc/The Guaranteed)	525,000	552,024
Central Valley Energy Authority Series 2026, 5% 8/1/2031 (Goldman Sachs Group Inc/The Guaranteed)	750,000	794,087
Central Valley Energy Authority Series 2026, 5% 8/1/2032 (Goldman Sachs Group Inc/The Guaranteed)	850,000	904,258
Central Valley Energy Authority Series 2026, 5% 8/1/2033 (Goldman Sachs Group Inc/The Guaranteed)	1,000,000	1,066,791
Central Valley Energy Authority Series 2026, 5% 8/1/2034 (Goldman Sachs Group Inc/The Guaranteed)	1,000,000	1,073,269
Cerritos CA Cmnty College Dist Gen. Oblig. Series 2012 D, 0% 8/1/2028 (d)	740,000	699,211
El Camino CA Hosp Dist Gen. Oblig. 0% 8/1/2029 (National Public Finance Guarantee Corporation Insured) (d)	5,000,000	4,568,052
Evergreen Calif Elem Sch Dist (Evergreen Calif Sch Dist Proj.) Series 2009B, 0% 8/1/2027 (Assured Guaranty Inc Insured) (d)	1,240,000	1,202,109
Fort Bragg Calif Uni Sch Dist 0% 8/1/2030 (Ambac Assurance Corp Insured) (d)	1,000,000	882,817
Garvey CA Sch Dist Series 2004 B, 0% 8/1/2030 (d)	1,625,000	1,430,461
Kingsburg CA Joint Uni High Sch Dist 0% 8/1/2032 (Assured Guaranty Inc Insured) (d)	1,170,000	968,745
Long Beach CA Uni Sch Dist 0% 8/1/2029 (Assured Guaranty Inc Insured) (d)	3,995,000	3,641,908
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) 5% 10/1/2029	1,925,000	2,074,641
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) 5% 10/1/2030	2,025,000	2,223,093
Los Angeles Cnty CA Pub Wks (Los Angeles Cnty Calif Proj.) 5% 12/1/2026	1,750,000	1,772,535
Los Angeles Cnty CA Pub Wks (Los Angeles Cnty Calif Proj.) 5% 12/1/2027	3,375,000	3,507,312
Los Angeles Cnty CA Pub Wks (Los Angeles Cnty Calif Proj.) 5% 12/1/2027	1,875,000	1,948,506
Los Angeles Cnty CA Pub Wks (Los Angeles Cnty Calif Proj.) 5% 12/1/2028	1,625,000	1,734,348
Los Angeles Unified School District/CA Series 2016B, 2% 7/1/2029	465,000	448,156
Los Angeles Unified School District/CA Series 2024A, 5% 7/1/2028	2,000,000	2,107,226
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) 5% 6/1/2027	1,415,000	1,416,552
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) 5% 6/1/2028	1,490,000	1,491,727
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) 5% 6/1/2029	1,560,000	1,561,758
Monterey Peninsula CA Cmnty College Dist Gen. Oblig. Series 2016, 0% 8/1/2032 (d)	545,000	441,771
Mountain View Calif Sch Dist Sch Facs Impt Dist No 2 San Bernardino Cnty Series 2024, 0% 7/1/2029 (d)	5,000,000	4,472,388
Mt Diablo CA Unified Sch Dist 4% 8/1/2027	3,000,000	3,056,002
Napa Valley CA Cmnty College Dist Gen. Oblig. 0% 8/1/2027 (National Public Finance Guarantee Corporation Insured) (d)	1,025,000	995,282
Napa Valley CA Uni Sch Dist 0% 8/1/2027 (d)	2,065,000	2,002,591
Newport Mesa CA Uni Sch Dist Series 2007, 0% 8/1/2029 (National Public Finance Guarantee Corporation Insured) (d)	3,915,000	3,585,730
Oakland CA Uni Sch Dist Alameda Cnty Series 2016, 5% 8/1/2026	1,725,000	1,731,453
Oakland CA Uni Sch Dist Alameda Cnty Series 2016, 5% 8/1/2029	940,000	943,632
Palm Springs CA Uni Sch Dist Series A, 1.25% 8/1/2030 (Assured Guaranty Inc Insured)	1,895,000	1,715,991
Palmdale Calif Sch Dist 0% 2/1/2027 (National Public Finance Guarantee Corporation Insured) (d)	1,400,000	1,375,763
Palo Alto Calif Uni Sch Dist 0% 8/1/2031 (d)	965,000	842,423
Palomar Calif Cmnty College Dist Series 2010B, 0% 8/1/2029 (d)	1,015,000	931,960
Palomar Pomerado Health Calif (Palomar Health Calif Proj.) Gen. Oblig. 0% 8/1/2031 (Assured Guaranty Inc Insured) (d)	800,000	655,053
Pasadena CA Uni Sch Dist Series C, 5% 8/1/2029	1,300,000	1,402,890
Placentia-Yorba Linda CA Usd Series CAB, 0% 8/1/2027 (d)	1,905,000	1,844,028
Poway CA Unified Sch Dist 0% 8/1/2026 (d)	2,145,000	2,135,849
Rio Hondo Calif Cmnty College Dist Series 2010C, 0% 8/1/2029 (d)	1,800,000	1,646,040
Robla CA Sch Dist 0% 8/1/2031 (National Public Finance Guarantee Corporation Insured) (d)	2,235,000	1,896,253
Roseville Calif Jt Un High Sch Series 2026 A, 5% 8/1/2029 (e)	985,000	1,046,868
Roseville Calif Jt Un High Sch Series 2026 A, 5% 8/1/2030 (e)	1,125,000	1,218,539
Roseville Calif Jt Un High Sch Series 2026 A, 5% 8/1/2031 (e)	1,200,000	1,321,904
Roseville Calif Jt Un High Sch Series 2026 A, 5% 8/1/2032 (e)	1,300,000	1,451,966
Roseville Calif Jt Un High Sch Series 2026 A, 5% 8/1/2033 (e)	1,450,000	1,642,179
Roseville Calif Jt Un High Sch Series 2026 B, 5% 8/1/2030 (e)	615,000	664,537
Roseville Calif Jt Un High Sch Series 2026 B, 5% 8/1/2033 (e)	1,000,000	1,127,954
Sacramento CA City Uni Sch Dis 4% 7/1/2026 (Assured Guaranty Inc Insured)	1,100,000	1,101,303
Sacramento CA City Uni Sch Dis 4% 7/1/2027 (Assured Guaranty Inc Insured)	350,000	355,877
Sacramento CA City Uni Sch Dis 4% 7/1/2028 (Assured Guaranty Inc Insured)	625,000	644,612
Sacramento CA City Uni Sch Dis 4% 7/1/2029 (Assured Guaranty Inc Insured)	250,000	261,041
Sacramento CA City Uni Sch Dis 5% 7/1/2026 (Build America Mutual Assurance Co Insured)	1,415,000	1,417,924
Sacramento CA City Uni Sch Dis 5% 7/1/2027 (Build America Mutual Assurance Co Insured)	1,825,000	1,876,423
Sacramento CA City Uni Sch Dis 5% 7/1/2028 (Build America Mutual Assurance Co Insured)	2,250,000	2,365,556
Sacramento CA City Uni Sch Dis 5% 7/1/2029 (Build America Mutual Assurance Co Insured)	2,750,000	2,954,248
Sacramento CA City Uni Sch Dis 5% 7/1/2030 (Build America Mutual Assurance Co Insured)	1,575,000	1,724,439
Sacramento CA City Uni Sch Dis Series 2007, 0% 7/1/2027 (Assured Guaranty Inc Insured) (d)	1,455,000	1,404,125
Sacramento CA City Uni Sch Dis Series 2025 A, 5% 7/1/2029 (Assured Guaranty Inc Insured)	3,575,000	3,840,523
Sacramento CA City Uni Sch Dis Series 2025 A, 5% 7/1/2030 (Assured Guaranty Inc Insured)	1,430,000	1,565,681
Sacramento CA City Uni Sch Dis Series 2025 B, 5% 8/1/2029 (Assured Guaranty Inc Insured)	200,000	215,221
Sacramento CA City Uni Sch Dis Series 2025 B, 5% 8/1/2030 (Assured Guaranty Inc Insured)	1,190,000	1,304,783
Sacramento CA City Uni Sch Dis Series 2025 B, 5% 8/1/2031 (Assured Guaranty Inc Insured)	1,515,000	1,688,416
Sacramento CA City Uni Sch Dis Series 2025 B, 5% 8/1/2032 (Assured Guaranty Inc Insured)	1,265,000	1,430,278
San Lorenzo Valley CA Uni Sch Dist Santa Cruz Cnty Series 2004, 0% 8/1/2028 (National Public Finance Guarantee Corporation Insured) (d)	1,485,000	1,400,450
San Lorenzo Valley CA Uni Sch Dist Santa Cruz Cnty Series 2004, 0% 8/1/2029 (National Public Finance Guarantee Corporation Insured) (d)	3,500,000	3,201,632
San Mateo CA Unified Sch Dist 0% 9/1/2028 (National Public Finance Guarantee Corporation Insured) (d)	6,750,000	6,354,661
San Mateo CA Unified Sch Dist Series 2026, 5% 9/1/2030 (e)	1,850,000	2,053,818
San Mateo CA Unified Sch Dist Series 2026, 5% 9/1/2031 (e)	1,375,000	1,554,968
San Mateo CA Unified Sch Dist Series 2026, 5% 9/1/2032 (e)	1,125,000	1,293,421
San Mateo CA Unified Sch Dist Series 2026, 5% 9/1/2033 (e)	2,250,000	2,619,312
San Mateo Cnty Calif Cmnty Col Dist Gen. Oblig. 0% 9/1/2028 (National Public Finance Guarantee Corporation Insured) (d)	7,945,000	7,476,351
Santa Monica CA Cmnty College Dist Gen. Oblig. 0% 5/1/2028 (National Public Finance Guarantee Corporation Insured) (d)	300,000	285,640
Southern CA Pub Pwr Auth Series 2024 A, 5% tender 4/1/2055 (American General Life Insurance Co Guaranteed) (c)	1,000,000	1,045,729
Southern CA Pub Pwr Auth Series 2026A, 5% 11/1/2033 (Pacific Life Insurance Co Guaranteed) (e)	6,500,000	6,927,122
State of California Gen. Oblig. 3% 10/1/2032	790,000	782,854
State of California Gen. Oblig. 4% 9/1/2029	1,515,000	1,582,297
State of California Gen. Oblig. 5% 10/1/2028	5,000,000	5,291,988
State of California Gen. Oblig. 5% 10/1/2028	1,845,000	1,952,743
State of California Gen. Oblig. 5% 11/1/2028	11,690,000	12,395,882
State of California Gen. Oblig. 5% 11/1/2030	1,060,000	1,168,710
State of California Gen. Oblig. 5% 11/1/2031	2,990,000	3,287,063
State of California Gen. Oblig. 5% 3/1/2030	2,000,000	2,178,433
State of California Gen. Oblig. 5% 3/1/2031	2,000,000	2,217,384
State of California Gen. Oblig. 5% 3/1/2032	5,500,000	6,192,828
State of California Gen. Oblig. 5% 8/1/2032	6,000,000	6,795,592
State of California Gen. Oblig. 5% 8/1/2033	6,000,000	6,885,920
State of California Gen. Oblig. 5% 9/1/2030	5,000,000	5,496,904
State of California Gen. Oblig. 5% 9/1/2030	1,550,000	1,559,331
State of California Gen. Oblig. 5% 9/1/2032	10,070,000	11,418,075
State of California Gen. Oblig. Series 2016, 5% 8/1/2027	2,000,000	2,008,154
West Contra Costa Calif Uni Sch Dist (West Contra Costa Unified School District Proj.) 0% 8/1/2027 (National Public Finance Guarantee Corporation Insured) (d)	530,000	512,211
West Contra Costa Calif Uni Sch Dist (West Contra Costa Unified School District Proj.) 4% 8/1/2027 (Assured Guaranty Inc Insured)	600,000	611,340
West Contra Costa Calif Uni Sch Dist (West Contra Costa Unified School District Proj.) Series 2020 E, 4% 8/1/2027 (Assured Guaranty Inc Insured)	650,000	662,285
West Contra Costa Unified School District Series 2024 B TENDER, 4% 8/1/2029 (Build America Mutual Assurance Co Insured)	360,000	378,749
West Contra Costa Unified School District Series 2024 B TENDER, 4% 8/1/2030 (Build America Mutual Assurance Co Insured)	850,000	905,525
West Contra Costa Unified School District Series 2024 B TENDER, 5% 8/1/2031 (Build America Mutual Assurance Co Insured)	1,500,000	1,687,915
West Contra Costa Unified School District Series 2024 B TENDER, 5% 8/1/2032 (Build America Mutual Assurance Co Insured)	500,000	570,207
West Contra Costa Unified School District Series 2024 B, 5% 8/1/2032 (Build America Mutual Assurance Co Insured)	325,000	370,634
West Contra Costa Unified School District Series 2024 B, 5% 8/1/2033 (Build America Mutual Assurance Co Insured)	300,000	347,640
West Contra Costa Unified School District Series 2024A, 4% 8/1/2029 (Build America Mutual Assurance Co Insured)	300,000	315,624
West Contra Costa Unified School District Series 2024A, 4% 8/1/2030 (Build America Mutual Assurance Co Insured)	715,000	761,707
West Contra Costa Unified School District Series 2024A, 4% 8/1/2031 (Build America Mutual Assurance Co Insured)	765,000	820,419
West Contra Costa Unified School District Series 2024A, 4% 8/1/2032 (Build America Mutual Assurance Co Insured)	1,000,000	1,080,086
West Contra Costa Unified School District Series 2024A, 4% 8/1/2033 (Build America Mutual Assurance Co Insured)	1,500,000	1,625,223
TOTAL GENERAL OBLIGATIONS		359,975,370
Health Care - 8.9%
California Health Facilities Financing Authority (Adventist Health System-West Proj.) Series 2016A, 4% 3/1/2027	475,000	475,143
California Health Facilities Financing Authority (Adventist Health System-West Proj.) Series 2025A, 5% 12/1/2035	5,000,000	5,570,044
California Health Facilities Financing Authority (Childrens Hospital CA Proj.) Series 2021A, 5% 11/1/2026	300,000	303,293
California Health Facilities Financing Authority (Childrens Hospital CA Proj.) Series 2021A, 5% 11/1/2027	200,000	207,213
California Health Facilities Financing Authority (Childrens Hospital CA Proj.) Series 2021B, 5% 11/1/2026	250,000	252,744
California Health Facilities Financing Authority (Childrens Hospital CA Proj.) Series 2021B, 5% 11/1/2027	600,000	621,639
California Health Facilities Financing Authority (Childrens Hospital Ca Proj.) Series 2024B, 5% tender 11/1/2054 (c)	4,735,000	5,212,400
California Health Facilities Financing Authority (Lucile Salter Packrd Chil Hosp Proj.) 5% 5/15/2027	275,000	281,551
California Health Facilities Financing Authority (Providence Health Systems Proj.) 5% 7/1/2032	1,335,000	1,492,493
California Health Facilities Financing Authority (Providence Health Systems Proj.) Series 2019 B, 5% tender 10/1/2039 (c)	5,625,000	5,756,576
California Health Facilities Financing Authority (Rady Childrens Health Proj.) 5% tender 8/15/2065 (c)	5,000,000	5,672,146
California Health Facilities Financing Authority (Scripps Health, Sys Proj.) Series 2024B 2, 5% tender 11/15/2061 (c)	5,000,000	5,481,657
California Mun Fin Auth Rev (Channing House Proj.) 4% 5/15/2028 (California Mortgage Insurance Insured)	2,000,000	2,024,399
California Mun Fin Auth Rev (Channing House Proj.) 5% 5/15/2027 (California Mortgage Insurance Insured)	350,000	358,271
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) 5% 7/1/2026	1,065,000	1,065,977
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) 5% 7/1/2027	1,235,000	1,256,314
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) 5% 7/1/2029	115,000	116,835
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) Series 2017 B, 5% 7/1/2026	500,000	500,458
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) Series 2017 B, 5% 7/1/2027	640,000	651,045
California Mun Fin Auth Rev (Institute on Aging Proj.) 5% 8/15/2026 (California Mortgage Insurance Insured)	275,000	276,338
California Mun Fin Auth Sr Living Rev (MT San Antonio Gardens Proj.) Series 2019, 4% 11/15/2028	710,000	720,997
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2027	365,000	370,561
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2028	305,000	315,024
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2029	250,000	262,391
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2030	200,000	212,910
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2031	210,000	225,753
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2032	315,000	341,828
California Pub Fin Auth Rev (Sharp Healthcare System, CA Proj.) 5% 8/1/2030	5,500,000	6,046,283
California Statewide Community Development Authority Rev (Adventist Health System-West Proj.) Series 2018 A, 5% 3/1/2027	555,000	562,576
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 5% 4/1/2027	600,000	608,140
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 5% 4/1/2028	425,000	437,817
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 5% 4/1/2029	625,000	653,385
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 5% 4/1/2030	440,000	466,254
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 5% 4/1/2031	455,000	487,727
California Statewide Community Development Authority Rev (John Muir Medical Ctr, CA Proj.) Series 2024A, 5% 12/1/2028	910,000	967,805
California Statewide Community Development Authority Rev (John Muir Medical Ctr, CA Proj.) Series 2024A, 5% 12/1/2029	1,240,000	1,347,705
California Statewide Community Development Authority Rev (John Muir Medical Ctr, CA Proj.) Series 2024A, 5% 12/1/2030	1,250,000	1,384,998
Upland CA Ctfs Partn (San Antonio Community Hosp,Ca Proj.) 5% 1/1/2028	1,000,000	1,028,394
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2019 A, 5% 7/1/2026	935,000	936,056
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2019 A, 5% 7/1/2027	1,090,000	1,107,763
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2020 A, 5% 7/1/2026	250,000	250,282
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2020 A, 5% 7/1/2027	375,000	381,111
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2020 A, 5% 7/1/2028	400,000	414,585
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2020 A, 5% 7/1/2029	350,000	367,789
TOTAL HEALTH CARE		57,474,670
Housing - 5.6%
California Hsg Fin Agy Affordable Hsg Rev (Ca Mhsg Rev 2023 Proj.) 3.25% tender 8/1/2064 (c)	4,000,000	4,017,102
California Hsg Fin Agy Affordable Hsg Rev (Ca Mhsg Rev 2023 Proj.) Series 2023A 2, 3.6% tender 8/1/2063 (c)	2,500,000	2,500,760
California Hsg Fin Agy Ltd Oblig Multifamily Hsg Rev 2.75% tender 11/1/2029 (c)	3,200,000	3,181,961
California Hsg Fin Agy Ltd Oblig Multifamily Hsg Rev Series 2025 ISSUE II, 2.75% tender 5/1/2044 (c)	5,000,000	4,987,508
California Hsg Fin Agy Ltd Oblig Multifamily Hsg Rev Series 2025 ISSUE JJ, 2.9% tender 5/1/2047 (c)	5,000,000	5,000,280
California Mun Fin Auth Multifamily Hsg Rev Series 2024 A 1, 5% tender 6/1/2056 (c)	2,000,000	2,093,195
California Mun Fin Auth Multifamily Hsg Rev Series 2024A, 3.2% tender 9/1/2045 (c)	5,750,000	5,751,784
California Mun Fin Auth Multifamily Hsg Rev Series 2026 A, 3% tender 2/1/2057 (c)	3,000,000	3,005,143
Los Angeles CA Multifamily Rev Series 2026D, 2.85% tender 5/1/2060 (c)	3,000,000	2,992,000
Los Angeles Cnty Calif Dev Auth Multifamily Hsg Rev (La County West La Va 156/157 Proj.) Series 2023C, 3.75% tender 12/1/2046 (c)	3,000,000	3,001,012
TOTAL HOUSING		36,530,745
Lease Revenue - 0.0%
California Infrastructure & Economic Dev Bank Lease Rev (California State Teachers' Retirement System Proj.) 5% 8/1/2027	300,000	309,009
Other - 1.9%
California Infrastructure & Economic Development Bank (CA Academy of Science Proj.) Series 2024A, 3.25% 8/1/2029	3,000,000	3,018,392
California Infrastructure & Economic Development Bank (Los Angeles County Museum Of Art Proj.) 1.2% tender 12/1/2050 (c)	7,665,000	7,297,440
California Infrastructure & Economic Development Bank (Segerstrom Ctr For The Arts Proj.) Series 2024, 5% 1/1/2032	1,885,000	2,084,978
TOTAL OTHER		12,400,810
Special Tax - 1.1%
Pittsburg Successor Agency Redevelopment Agency Series A, 5% 9/1/2026 (Assured Guaranty Inc Insured)	3,610,000	3,629,458
Rancho Cucamonga Redevelopment Agency Successor Agency Series 2024, 5% 9/1/2030	2,000,000	2,213,055
Sacramento Calif Transient Occupancy Tax Rev Series 2018 A, 5% 6/1/2026	900,000	900,000
Sacramento Calif Transient Occupancy Tax Rev Series 2018 A, 5% 6/1/2031	500,000	523,792
TOTAL SPECIAL TAX		7,266,305
Synthetics - 0.2%
Los Angeles CA Wtr & Pwr Participating VRDN Series 2023 XM1153, 1.6% 7/1/2048 (Liquidity Facility Barclays Bank PLC) (c)(f)	1,000,000	1,000,000
Tobacco Bonds - 0.2%
California Tobacco Securitization (Los Angeles Cnty Tobc Settlement Proj.) 5% 6/1/2026	500,000	500,000
Tobacco Securitization South CA Tobacco Settlement Rev 5% 6/1/2027	500,000	511,603
TOTAL TOBACCO BONDS		1,011,603
Transportation - 3.4%
Bay Area Toll Auth CA Bridge Rev 2% tender 4/1/2056 (c)	11,900,000	11,675,559
California Mun Fn Auth Rev (San Francisco Mta Bus Fac Proj Proj.) Series 2026A, 5% 3/1/2032	3,730,000	4,138,254
California Mun Fn Auth Rev (San Francisco Mta Bus Fac Proj Proj.) Series 2026A, 5% 9/1/2031	1,020,000	1,125,507
Sacramento Cnty CA Arpt Sys Rv 5% 7/1/2026	370,000	370,712
Sacramento Cnty CA Arpt Sys Rv Series 2018 E, 5% 7/1/2028	745,000	784,459
Sacramento Cnty CA Arpt Sys Rv Series 2020, 5% 7/1/2027	830,000	851,892
Sacramento Cnty CA Arpt Sys Rv Series 2020, 5% 7/1/2028	700,000	737,076
San Diego Association of Governments South Bay Expressway Revenue (South Bay Expressway Proj.) Series 2017 A, 5% 7/1/2026	1,450,000	1,452,804
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2020B, 5% 7/1/2029	1,025,000	1,103,564
TOTAL TRANSPORTATION		22,239,827
Water & Sewer - 5.9%
Bay Area Water Supply & Conservation Agency Series 2023 A, 5% 10/1/2027	1,000,000	1,034,945
Bay Area Water Supply & Conservation Agency Series 2023 A, 5% 10/1/2028	1,000,000	1,059,427
Eastern Municipal Water District Financing Authority 5% 7/1/2026	250,000	250,529
Eastern Municipal Water District Financing Authority 5% 7/1/2027	255,000	262,352
Fairfield CA Ctfs Partn (Fairfield CA Water Rev Proj.) Series 2007A, 0% 4/1/2027 (Assured Guaranty Inc Insured) (d)	1,850,000	1,807,376
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev 5% 1/1/2030	6,000,000	6,374,290
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev 5% 7/1/2029	455,000	483,611
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev 5% 7/1/2033	50,000	55,068
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2018 A, 5% 7/1/2027	2,125,000	2,177,048
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2018 A, 5% 7/1/2033	185,000	190,254
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2018 B, 5% 7/1/2036	25,000	25,809
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2020B, 4% 7/1/2029	655,000	675,033
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2022 B, 5% 7/1/2032	265,000	291,308
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2023 A, 5% 7/1/2033	135,000	150,693
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2023 A, 5% 7/1/2034	255,000	282,930
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2024 A, 5% 7/1/2030	1,500,000	1,621,009
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2024B, 5% 7/1/2029	3,000,000	3,188,645
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2025 C, 5% 7/1/2032	4,500,000	4,983,200
Santa Rosa CA Wstwtr Series 2002 B, 0% 9/1/2026 (Ambac Assurance Corp Insured) (d)	11,165,000	11,089,953
Stockton Calif Pub Fing Auth Wtr Rev Series 2018 A, 5% 10/1/2026 (Build America Mutual Assurance Co Insured)	1,000,000	1,008,175
Stockton Calif Pub Fing Auth Wtr Rev Series 2018 A, 5% 10/1/2027 (Build America Mutual Assurance Co Insured)	1,000,000	1,033,608
TOTAL WATER & SEWER		38,045,263
TOTAL CALIFORNIA		633,722,786
Guam - 0.5%
Special Tax - 0.5%
Guam Govt Business Privilege Tax Rev Series 2025 G, 5% 1/1/2029	2,750,000	2,862,057
Guam Govt Business Privilege Tax Rev Series 2025 G, 5% 1/1/2031	430,000	458,478
TOTAL GUAM		3,320,535
Puerto Rico - 0.6%
Health Care - 0.4%
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2026	100,000	100,098
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2027	1,050,000	1,065,431
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2028	1,035,000	1,065,774
TOTAL HEALTH CARE		2,231,303
Water & Sewer - 0.2%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2022 A, 5% 7/1/2028 (b)	1,500,000	1,535,060
TOTAL PUERTO RICO		3,766,363
Virgin Islands - 0.1%
Transportation - 0.1%
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2033	1,010,000	1,111,803
TOTAL MUNICIPAL SECURITIES (Cost $641,860,610)		641,921,487

Money Market Funds - 3.4%
	Yield (%)	Shares	Value ($)
Fidelity Tax-Free Cash Central Fund (g)(h) (Cost $21,825,239)	1.99	21,816,512	21,825,239

TOTAL INVESTMENT IN SECURITIES - 102.7% (Cost $663,685,849)	663,746,726
NET OTHER ASSETS (LIABILITIES) - (2.7)%	(17,456,764)
NET ASSETS - 100.0%	646,289,962

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,784,655 or 0.3% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Zero coupon bond which is issued at a discount.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Tax-Free Cash Central Fund	22,856,014	67,010,421	68,041,196	136,817	-	-	21,825,239	21,816,512	0.8%
Total	22,856,014	67,010,421	68,041,196	136,817	-	-	21,825,239

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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